DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE COMPANY (Details) € in Thousands, лв in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) subsidiary	Dec. 31, 2018 USD ($) subsidiary	Dec. 31, 2019 JPY (¥) subsidiary	Dec. 31, 2019 EUR (€) subsidiary	Dec. 31, 2019 CAD ($) subsidiary	Dec. 31, 2019 BGN (лв) subsidiary	Dec. 31, 2019 HKD ($) subsidiary	Dec. 31, 2018 JPY (¥) subsidiary	Dec. 31, 2018 EUR (€) subsidiary	Dec. 31, 2018 CAD ($) subsidiary	Dec. 31, 2018 BGN (лв) subsidiary	Dec. 31, 2018 HKD ($) subsidiary
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital | $	$ 8	$ 8
Sky Solar Bulgaria Co EOOD
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital | лв						лв 2,364,800					лв 2,364,800
Percentage of ownership	100.00%	100.00%
Number of subsidiaries held by subsidiary | subsidiary	16	16	16	16	16	16	16	16	16	16	16	16
Principal activities	Operating entity, together with its 16 subsidiaries, engaged in the construction and management of solar parks and production and trading of solar equipment
Sky Clean Energy Ltd.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital | $					$ 100,000					$ 100,000
Percentage of ownership	100.00%	100.00%
Number of subsidiaries held by subsidiary | subsidiary	7	7	7	7	7	7	7	7	7	7	7	7
Principal activities	Operating entity, together with its seven subsidiaries, engaged in the development, construction and sale of solar parks
Moktap Holdings Ltd.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital				€ 1,800					€ 1,800
Percentage of ownership	100.00%	100.00%
Principal activities	Holding entity
Sky Development Renewable Energy Resources S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital				1,260,000					1,260,000
Percentage of ownership	100.00%	100.00%
Principal activities	Operating entity engaged in the construction, installation and management of solar parks
Sky International Enterprise Group Ltd.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital | $							$ 10,000					$ 10,000
Percentage of ownership	100.00%	100.00%
Principal activities	Holding entity
Sky Solar Japan KK (SSJ)
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital | ¥			¥ 89,100,000					¥ 89,100,000
Percentage of ownership	100.00%	100.00%
Principal activities	Holding entity
Sky Solar Energy S.a.r.l.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital				12,500					12,500
Percentage of ownership	100.00%	100.00%
Principal activities	Holding entity
Sky Capital Europe S.a.r.l.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital				12,500					12,500
Percentage of ownership	100.00%	100.00%
Principal activities	Holding entity
Energy Capital Investment II
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital				12,500					12,500
Percentage of ownership	100.00%	100.00%
Principal activities	Holding entity
Sky Solar Iberica S.L.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital				€ 1,200,000					€ 1,200,000
Percentage of ownership	100.00%	100.00%
Principal activities	Operating entity engaged in the construction of solar parks and provision of EPC services
Sky Capital America Inc.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital | $	$ 1	$ 1
Percentage of ownership	100.00%	100.00%
Principal activities	Operating entity engaged in the development of solar parks